Investment securities	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Investment securities
6.	Investment securities
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	January 31 2021	October 31 2020
Debt investment securities measured at FVOCI	$68,259	$76,638
Debt investment securities measured at amortized cost	27,713	31,644
Equity investment securities designated at FVOCI	2,279	1,859
Equity investment securities measured at FVTPL	960	1,222
Debt investment securities measured at FVTPL	25	26
Total investment securities	$99,236	$111,389
(a) Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at January 31, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$14,247	$388	$1	$14,634
Canadian provincial and municipal debt	13,485	205	1	13,689
U.S. treasury and other U.S. agency debt	9,664	408	3	10,069
Other foreign government debt	28,617	409	186	28,840
Other debt	1,006	21	–	1,027
Total	$67,019	$1,431	$191	$68,259
As at October 31, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$16,374	$454	$–	$16,828
Canadian provincial and municipal debt	17,295	253	1	17,547
U.S. treasury and other U.S. agency debt	12,634	595	–	13,229
Other foreign government debt	27,643	274	17	27,900
Other debt	1,115	19	–	1,134
Total	$75,061	$1,595	$18	$76,638
(b) Debt investment securities measured at amortized cost

	As at
	January 31, 2021		October 31, 2020
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$17,318	$17,164	$17,955	$17,819
U.S. treasury and other U.S. agency debt	8,305	8,029	11,048	10,726
Other foreign government debt	1,716	1,695	1,766	1,744
Corporate debt	828	825	1,360	1,355
Total	$28,167	$27,713	$32,129	$31,644
(1)	Balances are net of allowances, which are not significant.

(c) Equity investment securities
 designated as at fair value through other
 comprehensive income (FVOCI)
The Bank has designated certain instrument at FVOCI shown in the following table as these equity securities are held for strategic purposes.

As at January 31, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$14	$–	$3	$11
Common shares	2,021	316	69	2,268
Total	$2,035	$316	$72	$2,279

As at October 31, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$11	$–	$3	$8
Common shares	1,735	228	112	1,851
Total	$1,746	$228	$115	$1,859
Dividend income earned on equity securities designated at FVOCI of $26 million for the three months ended January 31, 2021 (October 31, 2020 – $16 million; January 31, 2020 – $17 million) has been recognized in interest income.
During the three months ended January 31, 2021, the Bank has disposed of certain equity securities designated at FVOCI with a fair value of $181 million (October 31, 2020 – $38 million; January 31, 2020 – $342 million). This has resulted in a gain
of $39 million in the three months ended January 31, 2021 (October 31, 2020 – $8 million gain;
January 31, 2020 – $20
million loss).